11 Other operating income (expense) (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of other operating expenses net [line items]
Other operating income	$ 2,200	$ 2,364	$ 1,903
Other operating expense	(2,045)	(3,479)	(3,438)
Other operating expense, net	(2,045)	(3,479)	(3,438)
Income from customer surcharges [member]
Summary of other operating expenses net [line items]
Other operating income	1,550	1,567	1,385
Commissions on municipal taxes collection [member]
Summary of other operating expenses net [line items]
Other operating income	224	175	161
Fines to suppliers [member]
Summary of other operating expenses net [line items]
Other operating income		27	161
Services provided to third parties [member]
Summary of other operating expenses net [line items]
Other operating income	240	245
Related parties [member]
Summary of other operating expenses net [line items]
Other operating income	43	27	93
Income from non-reimbursable customer contributions [member]
Summary of other operating expenses net [line items]
Other operating income	26	9	12
Other [member]
Summary of other operating expenses net [line items]
Other operating income	46	91	91
Gratifications for services [member]
Summary of other operating expenses net [line items]
Other operating expense	(51)	(262)	(155)
Cost for services provided to third parties [member]
Summary of other operating expenses net [line items]
Other operating expense	(96)	(132)	(110)
Severance paid [member]
Summary of other operating expenses net [line items]
Other operating expense	(25)	(29)	(35)
Debit and Credit Tax [member]
Summary of other operating expenses net [line items]
Other operating expense	(818)	(1,079)	(1,245)
Provision for contingencies [member]
Summary of other operating expenses net [line items]
Other operating expense	(683)	(1,861)	(1,516)
Disposals of property, plant and equipment [member]
Summary of other operating expenses net [line items]
Other operating expense	(151)	(86)	(281)
Refund of fines to suppliers [member]
Summary of other operating expenses net [line items]
Other operating expense	(129)
Other [member]
Summary of other operating expenses net [line items]
Other operating expense	$ (92)	$ (30)	$ (96)